Share-Based Compensation - Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 38,391	$ 40,936	$ 65,893
Less: income tax benefit	8,956	9,552	12,153
Net share-based compensation expense	29,435	31,384	53,740
Excess tax benefit realized for the tax deductions of share-based arrangements	6,500	2,500	4,000
Cost of sales
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	40	2,897	2,493
Research and development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	4,909	7,014	5,810
Sales and marketing
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	13,630	15,889	7,947
General and administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	19,812	15,136	23,705
Restructuring, acquisition, integration and other, net
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 0	$ 0	$ 25,938